Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues
Licensing and collaboration revenue			¥ 15,000	¥ 30,000	$ 4,246	¥ 53,781	¥ 11,556
Expenses
Research and development expenses	¥ (442,291)	$ (62,602)	(265,084)	(840,415)	(118,953)	(426,028)	(267,075)
Administrative expenses	(171,384)	(24,258)	(574,584)	(654,553)	(92,646)	(66,391)	(25,436)
Loss from operations	(613,675)	(86,860)	(824,668)	(1,464,968)	(207,353)	(438,638)	(280,955)
Interest income	18,955	2,683	12,818	30,570	4,327	4,597	858
Interest expense	(957)	(135)	(1,936)	(2,991)	(423)	(11,695)	(5,643)
Other income (expenses), net	12,824	1,815	303	(20,205)	(2,860)	(16,780)	1,527
Fair value change of warrants			(43,854)	5,644	799	61,405	(14,027)
Loss before income tax expense	(582,853)	(82,497)	(857,337)	(1,451,950)	(205,510)	(401,111)	(298,240)
Income tax expense | ¥						(1,722)
Net loss attributable to I-MAB	(582,853)	(82,497)	(857,337)	(1,451,950)	(205,510)	(402,833)	(298,240)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares				(5,283)	(748)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares				(27,768)	(3,930)
Net loss attributable to ordinary shareholders	(582,853)	(82,497)	(857,337)	(1,485,001)	(210,188)	(402,833)	(298,240)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	34,726	4,915	(4,972)	10,747	1,521	53,689	5,918
Total comprehensive loss attributable to I-MAB	(548,127)	(77,582)	(862,309)	(1,441,203)	(203,989)	(349,144)	(292,322)
Net loss attributable to ordinary shareholders	¥ (582,853)	$ (82,497)	¥ (857,337)	¥ (1,485,001)	$ (210,188)	¥ (402,833)	¥ (298,240)
Weighted-average number of ordinary shares used in calculating net loss per share—basic and diluted | shares	121,815,986	121,815,986	7,184,086	7,381,230	7,381,230	6,529,092	5,742,669
Net loss per share attributable to ordinary shareholders
—Basic | (per share)	¥ (4.78)	$ (0.68)	¥ (119.34)	¥ (201.19)	$ (28.48)	¥ (61.70)	¥ (51.93)
—Diluted | (per share)	¥ (4.78)	$ (0.68)	¥ (119.34)	¥ (201.19)	$ (28.48)	¥ (61.70)	¥ (51.93)